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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Institutional Class (ADLVX)

SEMI-ANNUAL REPORT
January 31, 2020
(Unaudited)

Managed by
Adler Asset Management, LLC

For information or assistance in opening an account,
please call toll-free 1-800-408-4682.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-408-4682 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-408-4682. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

ADLER VALUE FUND LETTER TO SHAREHOLDERS	February 26, 2020

Dear Shareholder,

In mid-August 2018, the Adler Value Fund (the “Fund”) commenced operations. Adler Asset Management, LLC (the “Adviser”) is the Fund’s investment adviser. For the semi-annual period ended January 31, 2020, the Fund’s total return was 8.08%. During the same period, the total return of the S&P 500 was 9.31% and the total return of the Russell 1000 Value Index was 5.65%.

Investment Approach

In selecting investments for the Fund, the Adviser uses a focused-value strategy to invest in companies that, in its opinion, appear to be undervalued by the equity market but where catalysts exist, in the opinion of the Adviser, to close these valuation gaps. The Adviser seeks to exploit perceived market misjudgments in pricing by buying equity securities that appear to be undervalued because of a temporary aversion to these out-of-favor issuers.

The Adviser maintains a watch list of companies and reviews each company’s financial condition and prospects, including: expected future earnings; cash flow; the ability and willingness to return capital to shareholders; competitive position; quality of the business franchise; and the reputation, experience, and competence of a company’s management and board of directors. The Adviser considers these factors both while the company is on the watch list and also at the time of purchase. Not all companies, at the time of purchase, are on the Adviser’s watch list, and a company may be added to the Fund’s portfolio following a precipitating event.

When added to the Fund’s portfolio, a company will generally be trading at a significant discount to its 52-week or all-time high. The Adviser’s contrarian approach, buying what it believes are fundamentally sound companies that are out-of-favor with the market, is industry, sector and market capitalization agnostic, and typically involves the securities of fewer than thirty issuers.

Market Conditions and Investment Perspective

As the Fund’s semi-annual period ended on January 31, 2020, market concerns accelerated about the global financial and economic impact of the coronavirus. The market substantially recovered over the first few trading days following the close of the Fund’s semi-annual period with new all-time market highs later in the month. At this writing, coronavirus fears have intensified. The market is experiencing a substantial broad-based sell-off. The Adviser generally views these periods as an opportunity and has used such sell-offs to establish new positions and add to existing positions for the Fund.

NortonLifeLock (NLOK) and Veoneer (VNE) are two of the Fund’s holdings. The Adviser’s perspective on these two companies is:

●

NortonLifeLock is a consumer-focused cybersecurity company. At the time of purchase, the company was known as Symantec. It was comprised of an under-performing enterprise cybersecurity business and an emerging consumer cybersecurity business. In missing its numbers, former Symantec management would refer to “lengthening sales cycles.” In the Adviser’s experience, this can be code for greater competitive pressures. The Adviser viewed the fixing or selling of the enterprise cybersecurity

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business as a catalyst. The integration of the acquired consumer businesses was also viewed as a catalyst. Symantec sold its enterprise cybersecurity business (and its name) to Broadcom and used the proceeds to pay a $12-per share special dividend. The Fund accumulated its position at an average cost of just under $21 per share (pre-special dividend). Net of this $12-per share dividend, the Fund’s adjusted basis is just under $9 per share. At this writing, NLOK trades for approximately $20 per share. The ongoing realization of Adviser-identified catalysts and the market’s recognition of them demonstrates the Adviser’s approach to stock selection.

●

Veoneer is classified as an auto parts company. In 2018, VNE was spun-off from Autoliv. The stock began trading at approximately $50 per share reflecting euphoria about VNE’s exposure to autonomous driving. While unprofitable, the market liked VNE’s focus on providing software to Automotive Original Equipment Manufacturers (OEMs) for assisted and autonomous driving. Reflecting the challenges facing OEMs, VNE stock proceeded on a steady decline. In 2019, VNE raised equity capital which further accelerated this price decline. The Fund accumulating its position after this capital raise with an average cost of just over $16 per share. The Adviser believes VNE is well-positioned for the long-term with its: (1) focus on software; (2) emphasis on the powerful trend of assisted driving; and (3) attractive business model with scarcity value in a consolidating auto parts industry. VNE remains out-of-favor with its catalysts yet to be realized. At this writing, VNE trades under $13 per share and at a low multiple of its enterprise value to revenues.

In closing, I want to thank shareholders for their confidence in the Fund’s Adviser. The Adviser continues to identify companies that fit with the Fund’s investment approach.

David Adler
Adler Asset Management, LLC
February 26, 2020

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Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-800-408-4682.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-800-408-4682 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of January 31, 2020, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

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ADLER VALUE FUND
PORTFOLIO INFORMATION
January 31, 2020 (Unaudited)

Sector Diversification
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Bristol-Myers Squibb Company	6.0%
Spectrum Brands Holdings, Inc.	5.9%
iHeartMedia, Inc. - Class A	5.0%
Bayer AG - ADR	5.0%
Cigna Corporation	4.9%
Meredith Corporation	4.8%
Citigroup, Inc.	4.7%
Valvoline, Inc.	4.7%
Jack in the Box, Inc.	4.7%
Equitable Holdings, Inc.	4.6%

4

ADLER VALUE FUND SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited)
COMMON STOCKS — 76.9%	Shares	Value
Communication Services — 13.5%
Media — 13.5%
Altice USA, Inc. - Class A (a)	1,200	$32,832
Comcast Corporation - Class A	600	25,914
iHeartMedia, Inc. - Class A (a)	4,500	79,560
Meredith Corporation	2,500	75,125
		213,431
Consumer Discretionary — 12.8%
Auto Components — 4.3%
Veoneer, Inc. (a)	5,200	67,756

Hotels, Restaurants & Leisure — 4.7%
Jack in the Box, Inc.	900	73,575

Multi-Line Retail — 3.8%
Big Lots, Inc.	2,200	59,532

Consumer Staples — 5.9%
Household Products — 5.9%
Spectrum Brands Holdings, Inc.	1,500	92,115

Financials — 13.9%
Banks — 4.7%
Citigroup, Inc.	1,000	74,410

Capital Markets — 2.3%
Charles Schwab Corporation (The)	800	36,440

Diversified Financial Services — 4.6%
Equitable Holdings, Inc.	3,000	72,060

Insurance — 2.3%
Aflac, Inc.	700	36,099

Health Care — 18.7%
Health Care Providers & Services — 4.9%
Cigna Corporation	400	76,952

Pharmaceuticals — 13.8%
Bayer AG - ADR	3,900	79,053
Bristol-Myers Squibb Company	1,500	94,425
Pfizer, Inc.	1,200	44,688
		218,166

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ADLER VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 76.9% (Continued)	Shares	Value
Industrials — 3.8%
Trading Companies & Distributors — 3.8%
W.W. Grainger, Inc.	200	$60,534

Information Technology — 3.6%
Software — 3.6%
NortonLifeLock, Inc.	2,000	56,840

Materials — 4.7%
Chemicals — 4.7%
Valvoline, Inc.	3,500	73,780

Total Common Stocks (Cost $1,082,209)		$1,211,690

PURCHASED OPTION CONTRACTS — 0.9%	Strike Price	Contracts	Notional Value	Value
Call Option Contracts — 0.9%
Aflac, Inc., 01/15/21	$52.50	5	$25,785	$1,535
Big Lots, Inc., 01/15/21	25.00	10	27,060	5,700
Comcast Corporation - Class A, 06/19/20	42.50	10	43,190	2,700
Pfizer, Inc., 01/15/21	38.00	20	74,480	4,360
Total Purchased Option Contracts (Cost $12,431)			$170,515	$14,295

MONEY MARKET FUNDS — 22.7%	Shares	Value
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class, 1.39% (b) (Cost $357,995)	357,995	$357,995

Investments at Value — 100.5% (Cost $1,452,635)		$1,583,980

Liabilities in Excess of Other Assets — (0.5%)		(7,795)

Net Assets — 100.0%		$1,576,185

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2020. A portion of this security has been committed as collateral for open option positions.
ADR — American Depositary Receipt
See accompanying notes to financial statements.

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ADLER VALUE FUND STATEMENT OF ASSETS AND LIABILITIES January 31, 2020 (Unaudited)
ASSETS
Investments in securities:
At cost	$1,452,635
At value (Note 2)	$1,583,980
Receivable for capital shares sold	250
Receivable due from Adviser (Note 4)	20,795
Dividends receivable	2,098
Other assets	7,757
Total assets	1,614,880

LIABILITIES
Payable to administrator (Note 4)	6,510
Other accrued expenses and liabilities	32,185
Total liabilities	38,695

NET ASSETS	$1,576,185

NET ASSETS CONSIST OF:
Paid-in capital	$1,444,348
Accumulated earnings	131,837
NET ASSETS	$1,576,185

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$1,576,185
Shares of Institutional Shares outstanding (no par value, unlimited number of shares authorized)	72,107
Net asset value, offering and redemption price per share (Note 2)	$21.86

See accompanying notes to financial statements.

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ADLER VALUE FUND STATEMENT OF OPERATIONS For the Six Months Ended January 31, 2020 (Unaudited)
INVESTMENT INCOME
Dividends	$14,147

EXPENSES
Legal fees	14,379
Fund accounting fees (Note 4)	13,576
Administration fees (Note 4)	13,500
Trustees’ fees and expenses (Note 4)	8,358
Investment advisory fees (Note 4)	7,705
Audit and tax services fees	6,000
Transfer agent fees (Note 4)	6,000
Compliance fees (Note 4)	6,000
Custodian and bank service fees	5,421
Registration and filing fees	2,170
Printing of shareholder reports	1,299
Other expenses	5,664
Total expenses	90,072
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(80,440)
Net expenses	9,632

NET INVESTMENT INCOME	4,515

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net change in unrealized appreciation (depreciation) on investments	112,395

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,910

See accompanying notes to financial statements.

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ADLER VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended January 31, 2020 (Unaudited)	Period Ended July 31, 2019(a)
FROM OPERATIONS
Net investment income	$4,515	$10,351
Net change in unrealized appreciation (depreciation) on investments	112,395	18,950
Net increase in net assets resulting from operations	116,910	29,301

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(14,521)	—

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	12,600	1,417,374
Net asset value of shares issued in reinvestment of distributions to shareholders	14,521	—
Net increase in Institutional Shares net assets from capital share transactions	27,121	1,417,374

TOTAL INCREASE IN NET ASSETS	129,510	1,446,675

NET ASSETS
Beginning of period	1,446,675	—
End of period	$1,576,185	$1,446,675

CAPITAL SHARES ACTIVITY
Shares sold	593	70,866
Shares reinvested	648	—
Net increase in shares outstanding	1,241	70,866
Shares outstanding, beginning of period	70,866	—
Shares outstanding, end of period	72,107	70,866

(a)	Represents the period from the commencement of operations (August 16, 2018) through July 31, 2019.
See accompanying notes to financial statements.

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ADLER VALUE FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended January 31, 2020 (Unaudited)		Period Ended July 31, 2019(a)
Net asset value at beginning of period	$20.41		$20.00

Income from investment operations:
Net investment income	0.06		0.15
Net unrealized gains on investments	1.59		0.26
Total from investment operations	1.65		0.41

Less distributions:
From net investment income	(0.20)		—

Net asset value at end of period	$21.86		$20.41

Total return (b)	8.08	%(c)	2.05	%(c)

Net assets at end of period (000’s)	$1,576		$1,447

Ratios/supplementary data:
Ratio of total expenses to average net assets	11.71	%(d)	11.82	%(d)
Ratio of net expenses to average net assets (e)	1.25	%(d)	1.26	%(d)(f)
Ratio of net investment income to average net assets (e)	0.59	%(d)	0.81	%(d)
Portfolio turnover rate	0%		0%

(a)	Represents the period from the commencement of operations (August 16, 2018) through July 31, 2019.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(f)	Includes federal excise taxes of 0.01% of average net assets with respect to the period ended July 31, 2019.
See accompanying notes to financial statements.

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ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 2020 (Unaudited)

1. Organization

Adler Value Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on August 16, 2018.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $1,000,000 initial investment requirement). As of January 31, 2020, the Investor Class shares (to be sold without any sales loads, but subject to a distribution fee of up to 0.25% of Investor Class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see next page). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source;

11

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,211,690	$—	$—	$1,211,690
Purchased Option Contracts	14,295	—	—	14,295
Money Market Funds	357,995	—	—	357,995
Total	$1,583,980	$—	$—	$1,583,980

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended January 31, 2020.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

12

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended January 31, 2020, the tax character of distributions paid to shareholders was ordinary income.

Purchased option contracts – The Fund may use option contracts in any manner consistent with its investment objectives and as long as its use is consistent with relevant provisions of the Investment Company Act of 1940, as amended. The Fund may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Fund invests. When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options which expire are treated as realized losses. Premiums paid in the purchase of call options which are exercised increase the cost of the security purchased. Premiums paid in the purchase of put options which are exercised decrease the proceeds used to calculate the realized capital gain or loss on the sale of the security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

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ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of January 31, 2020:

Tax cost of portfolio investments	$1,452,635
Gross unrealized appreciation	$168,272
Gross unrealized depreciation	(36,927)
Net unrealized appreciation	131,345
Accumulated ordinary income	492
Accumulated earnings	$131,837

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

3. Investment Transactions

During the six months ended January 31, 2020, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $370,251 and $0, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Adler Asset Management, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until December 1, 2021, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the Fund’s average daily net assets of the Institutional Class shares. Accordingly, during the six months ended January 31, 2020, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $72,735.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect,

14

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of January 31, 2020, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

July 31, 2022	$134,855
January 31, 2023	80,440
$215,295

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of January 31, 2020, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
David R. Adler	72%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

15

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivative Transactions

The location on the Statement of Assets and Liabilities of the derivative positions of the Fund are as follows:

			Fair Value		Average Monthly
Type of Derivative	Risk	Location	Asset Derivatives	Liability Derivatives	Notional Value During the Six Months Ended January 31, 2020*
Equity call options purchased	Equity	Investments in securities at value	$14,295	$—	$166,038

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the period.

Realized and unrealized gains and losses associated with transactions in derivative instruments for the Fund during the six months ended January 31, 2020 are recorded in the following locations on the Statement of Operations:

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Equity call options purchased	Equity	Net realized gains (losses) from investments	$—	Net change in unrealized appreciation (depreciation) on investments	$1,864

16

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

17

ADLER VALUE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (August 1, 2019) and held until the end of the period (January 31, 2020).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

18

ADLER VALUE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Net Expense Ratio(a)	Expenses Paid During Period(b)
Based on Actual Fund Return	$1,000.00	$1,080.80	1.25%	$6.54
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.85	1.25%	$6.34

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

19

ADLER VALUE FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. These filings are available upon request by calling 1-800-408-4682. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

20

ADLER VALUE FUND
CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE ADLER VALUE FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-408-4682

21

ADLER VALUE FUND
CUSTOMER PRIVACY NOTICE (Continued)

Who we are
Who is providing this notice?	Adler Value Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Adler Asset Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

22

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KEMPNER MULTI-CAP DEEP VALUE FUND

Institutional Class (FIKDX)

Investor Class (FAKDX)

Semi-Annual Report

January 31, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-665-9778 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-665-9778. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

KEMPNER MULTI-CAP DEEP VALUE FUND
LETTER TO SHAREHOLDERS (Unaudited)	February 2020

Fund Objective

The Kempner Multi-Cap Deep Value Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a minimum three-to five-year period. For the 6-month period ended January 31, 2020, the fund produced a cumulative return of 1.31% for the Institutional Class Shares and 1.09% for the Investor Class Shares, both net of fees. The Headline CPI inflation rate over the same six-month period was 1.07%. Comparatively, over the same time period, the Lipper Multi Cap Value Funds Classification Index returned 3.45% and the S&P 500 Value Index returned 8.16%.

U.S. Economic Commentary

I don’t believe we have ever faced the kind of quandary that is affecting U.S. economic conditions at this writing. Up until 2 weeks ago, we were in print and in public stating that we believed the U.S. economy was going to grow at about 2% or a little less based primarily on the on-going, exceptional strength of the U.S. consumer which, due to such indications as labor tightness, job growth, and income growth was due to continue throughout 2020. Or so we thought.

In the last two weeks however it has become clear that a Black Swan event has thrown much of that into question. The Black Swan event is, of course, the coronavirus and its spread beginning in China more or less in mid-January and continuing there through this writing in late February of 2020. This has had the result of severely impacting world economies already because of the early tie-up of travel related industries and luxury consumer goods. More importantly, it has significantly affected worldwide supply chains upon which businesses depend for production. Moreover, in the most recent 2 weeks, the virus has spread beyond China to multiple countries in Asia, Europe (Italy!), the Middle East, and particularly Iran. It has a toe-hold in the United States and Canada, which is expected to spread. And this is, of course, the conundrum. If it’s already affecting world supply chains because of its prevalence in China, what more could it do to upset the economic apple cart in the United States and elsewhere if it continues to spread without an effective treatment? It is very contagious, and a most dangerous part of its contagion is that, in many cases, people who do not show any symptoms are perceived as unaffected and yet can still spread the virus to those with whom they come in contact. The potential of this is such that we have very little faith in any economic projections at this point. Our best guess at the moment is that the multiple affects already established in the world economy will clip a percent, at least, off the world GDP, and at least that much off the U.S. GDP. This might be all there is if treatments are found within the next month or so and can mitigate substantially the spread once people are infected. But without that, it would seem that the highest probability is that it will get worse than it is now in terms of its effect, and would be likely to cause a worldwide recession.

Frankly, we are unwilling to make a projection due to the potential for rapid change in economic outlook due to the coronavirus. The Fed has met this with a relative easy policy so far, and they might ease more, but I don’t think this will have much effect on something that is moving as rapidly as the coronavirus is worldwide.

Overseas Economic Commentary

In many ways the coronavirus is having a far worse effect overseas, specifically in South Korea, Japan, and Italy particularly, but also major economic engines and global supply chains in Europe such as Germany and Italy. The spread of the disease is increasingly impacting the ability of the world to continue its gradual economic growth.

Portfolio Strategy

Our investment approach continues to be one of investing in deeply undervalued companies and selling when the underlying value becomes realized by other market participants and reflected in the current price. The past year of rising markets has therefore resulted in a greater number of sale opportunities than purchase opportunities. We always consider cash as a buying reserve and in this case due to a spectacular market that we have seen and concerns about the coronavirus, which are relatively new, our accounts are more liquid than they have ever been in my lifetime. We, of course, will be gradually committing these reserves as long-term opportunities present themselves.

Over the past 6 months, we established and/or added to positions in Albemarle Corp. (ALB), Cisco Systems Inc. (CSCO), FedEx Corporation (FDX), and Lincoln National Corp. (LNC). During the same time frame, we added to the Fund’s positions in Acuity Brand, Inc (AYI), ViacomCBS Inc. Cl B (VIAC), Corteva Inc. (CTVA), The Mosaic Co. (MOS), and Walgreens Boots Alliance (WBA). We reduced the Fund’s positions in Albemarle Corp. (ALB), Applied Materials (AMAT), Axis Capital Holdings Ltd. (AXS), Bank of America Corp. (BAC), Johnson Controls Intl PLC (JCI), McKesson Corp. (MCK), Merck & Company Inc. (MRK), Roche Holding LTD (RHHBY), Skyworks Solutions Inc. (SWKS), and Walgreens Boots Alliance (WBA) and we sold entirely out of Union Pacific Corp. (UNP) and Western Union (WU).

We continue to scour the equity universe to locate stocks which meet our investment criteria of: 1) a relatively low forecast P/E multiple, usually 15X or less, 2) a dividend yield is paid, or has declared a dividend, 3) public debt, if any, is investment grade, 4) a minimum of $500 million market capitalization, and 5) current stock price that is within 20% of the 52-week low price. In addition to meeting these criteria, stocks are quantitatively and qualitatively analyzed to determine company prospects and reasonableness of valuation.

During the 6-month period ending January 31, 2020, the portfolio’s underperformance relative to the S&P 500 Value Index can generally be contributed to a 21% reduction in the price of WTI oil in the last month of the period and a concentration in the energy sector that exceeded the index substantially. Also, the Fund held cash during the period that averaged 5% - 10% of AUM at any one time during a period of generally rising stock prices.

We maintain our long-term focus in the Kempner Multi-Cap Deep Value Fund on areas which we believe are overlooked by the market.

Harris L. Kempner, Jr. and M. Shawn Gault are the portfolio managers for the Kempner Multi-Cap Deep Value Fund.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-800-665-9778.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-800-665-9778 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Kempner Multi-Cap Deep Value Fund is distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of January 31, 2020, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

KEMPNER MULTI-CAP DEEP VALUE FUND
PORTFOLIO INFORMATION
January 31, 2020 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Investments

Security Description	% of Net Assets
Citigroup, Inc.	5.2%
Bank of America Corporation	5.0%
AT&T, Inc.	4.5%
BP plc - ADR	4.5%
General Motors Company	4.3%
Cardinal Health, Inc.	3.9%
ViacomCBS, Inc. - Class B	3.3%
Capital One Financial Corporation	3.2%
Honda Motor Company Ltd. - ADR	2.9%
Johnson Controls International plc	2.9%

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited)
COMMON STOCKS — 82.3%	Shares	Value
Communication Services — 12.1%
Diversified Telecommunication Services — 6.1%
AT&T, Inc.	86,692	$3,261,353
Verizon Communications, Inc.	19,300	1,147,192
		4,408,545
Entertainment — 2.7%
Walt Disney Company (The)	14,100	1,950,171

Media — 3.3%
ViacomCBS, Inc. - Class B	68,160	2,326,301

Consumer Discretionary — 8.8%
Automobiles — 7.2%
General Motors Company	92,720	3,095,921
Honda Motor Company Ltd. - ADR	82,900	2,122,240
		5,218,161
Multi-Line Retail — 1.6%
Nordstrom, Inc.	31,100	1,146,346

Consumer Staples — 1.6%
Food & Staples Retailing — 1.6%
Walgreens Boots Alliance, Inc.	22,100	1,123,785

Energy — 12.1%
Energy Equipment & Services — 2.2%
Schlumberger Ltd.	47,555	1,593,568

Oil, Gas & Consumable Fuels — 9.9%
BP plc - ADR	89,120	3,219,906
Occidental Petroleum Corporation	36,800	1,461,696
Royal Dutch Shell plc - Class A - ADR	39,454	2,057,526
Valero Energy Corporation	4,700	396,257
		7,135,385
Financials — 17.8%
Banks — 11.3%
Bank of America Corporation	108,970	3,577,485
Citigroup, Inc.	50,500	3,757,705
Truist Financial Corporation	15,300	789,021
		8,124,211
Consumer Finance — 3.2%
Capital One Financial Corporation	23,240	2,319,352

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 82.3% (Continued)	Shares	Value
Financials — 17.8% (Continued)
Insurance — 3.3%
Axis Capital Holdings Ltd.	29,000	$1,863,250
Lincoln National Corporation	9,900	539,352
		2,402,602
Health Care — 10.9%
Health Care Providers & Services — 5.7%
Cardinal Health, Inc.	54,965	2,814,757
McKesson Corporation	9,180	1,309,160
		4,123,917
Pharmaceuticals — 5.2%
Merck & Company, Inc.	17,430	1,489,219
Pfizer, Inc.	12,800	476,672
Roche Holding AG - ADR	43,000	1,797,400
		3,763,291
Industrials — 6.4%
Air Freight & Logistics — 0.7%
FedEx Corporation	3,500	506,240

Building Products — 2.9%
Johnson Controls International plc	52,599	2,075,031

Electrical Equipment — 2.8%
Acuity Brands, Inc.	17,050	2,009,683

Information Technology — 3.0%
Communications Equipment — 1.0%
Cisco Systems, Inc.	16,000	735,520

Semiconductors & Semiconductor Equipment — 2.0%
Applied Materials, Inc.	20,660	1,198,073
Skyworks Solutions, Inc.	2,250	254,588
		1,452,661
Materials — 9.6%
Chemicals — 6.8%
Albemarle Corporation	11,200	899,136
Corteva, Inc.	45,349	1,311,493
Dow, Inc.	15,699	723,253
DuPont de Nemours, Inc.	15,700	803,526
Mosaic Company (The)	58,450	1,159,648
		4,897,056

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 82.3% (Continued)	Shares	Value
Materials — 9.6% (Continued)
Containers & Packaging — 2.8%
WestRock Company	52,350	$2,041,650

Total Common Stocks (Cost $57,646,138)		$59,353,476

MONEY MARKET FUNDS — 16.5%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.44% (a) (Cost $11,891,925)	11,891,925	$11,891,925

Investments at Value — 98.8% (Cost $69,538,063)		$71,245,401

Other Assets in Excess of Liabilities — 1.2%		849,683

Net Assets — 100.0%		$72,095,084

(a)	The rate shown is the 7-day effective yield as of January 31, 2020.
ADR – American Depositary Receipt.

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENT OF ASSETS AND LIABILITIES January 31, 2020 (Unaudited)
ASSETS
Investments:
At cost	$69,538,063
At value (Note 2)	$71,245,401
Receivable for capital shares sold	1,140
Receivable for investment securities sold	798,685
Dividends receivable	121,392
Other assets	4,077
Total assets	72,170,695

LIABILITIES
Due to custodian	1,000
Payable for capital shares redeemed	5,000
Payable to Adviser (Note 4)	37,471
Payable to administrator (Note 4)	13,275
Accrued distribution fees (Note 4)	2,175
Other accrued expenses	16,690
Total liabilities	75,611

NET ASSETS	$72,095,084

NET ASSETS CONSIST OF:
Paid-in capital	$67,589,111
Accumulated earnings	4,505,973
NET ASSETS	$72,095,084

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$57,739,114
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,553,603
Net asset value, offering price and redemption price per share (Note 2)	$10.40

INVESTOR CLASS
Net assets applicable to Investor Class	$14,355,970
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,382,532
Net asset value, offering price and redemption price per share (Note 2)	$10.38

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENT OF OPERATIONS For the Six Months Ended January 31, 2020 (Unaudited)
INVESTMENT INCOME
Dividend income	$1,155,567
Foreign withholding taxes on dividends	(16,866)
Total investment income	1,138,701

EXPENSES
Investment advisory fees (Note 4)	219,002
Administration fees (Note 4)	37,150
Fund accounting fees (Note 4)	21,713
Distribution fees - Investor Class (Note 4)	18,360
Legal fees	14,379
Transfer agent fees (Note 4)	13,500
Audit and tax services fees	9,298
Trustees’ fees and expenses (Note 4)	8,386
Compliance service fees and expenses (Note 4)	6,818
Custodian and bank service fees	5,154
Registration and filing fees	3,611
Insurance expense	2,283
Printing of shareholder reports	1,355
Other expenses	9,413
Total expenses	370,422

NET INVESTMENT INCOME	768,279

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	3,954,523
Net change in unrealized appreciation (depreciation) on investments	(3,783,080)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	171,443

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$939,722

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
FROM OPERATIONS
Net investment income	$768,279	$1,566,551
Net realized gains from investment transactions	3,954,523	1,078,394
Net change in unrealized appreciation (depreciation) on investments	(3,783,080)	(2,710,254)
Net increase (decrease) in net assets resulting from operations	939,722	(65,309)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(2,488,261)	(1,891,230)
Investor Class	(595,762)	(405,918)
Decrease in net assets from distributions to shareholders	(3,084,023)	(2,297,148)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	1,361,548	502,000
Net asset value of shares issued in reinvestment of distributions to shareholders	165,789	488,647
Payments for shares redeemed	(2,294,217)	(6,515,014)
Net decrease in Institutional Class net assets from capital share transactions	(766,880)	(5,524,367)

Investor Class
Proceeds from shares sold	6,906	207,333
Net asset value of shares issued in reinvestment of distributions to shareholders	585,513	394,858
Payments for shares redeemed	(309,475)	(520,339)
Net increase in Investor Class net assets from capital share transactions	282,944	81,852

TOTAL DECREASE IN NET ASSETS	(2,628,237)	(7,804,972)

NET ASSETS
Beginning of period	74,723,321	82,528,293
End of period	$72,095,084	$74,723,321

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
CAPITAL SHARES ACTIVITY
Institutional Class
Shares sold	124,841	47,878
Shares issued in reinvestment of distributions to shareholders	15,277	51,883
Shares redeemed	(214,342)	(621,448)
Net decrease in shares outstanding	(74,224)	(521,687)
Shares outstanding at beginning of period	5,627,827	6,149,514
Shares outstanding at end of period	5,553,603	5,627,827

Investor Class
Shares sold	649	19,363
Shares issued in reinvestment of distributions to shareholders	53,982	40,136
Shares redeemed	(27,991)	(49,190)
Net increase in shares outstanding	26,640	10,309
Shares outstanding at beginning of period	1,355,892	1,345,583
Shares outstanding at end of period	1,382,532	1,355,892

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2015
Net asset value at beginning of period	$10.70		$11.01	$10.47	$9.18	$10.42		$11.53

Income (loss) from investment operations:
Net investment income	0.12		0.21	0.19	0.19	0.21		0.18
Net realized and unrealized gains (losses) on investments	0.04		(0.19)	1.00	1.29	(0.54)		(0.29)
Total from investment operations	0.16		0.02	1.19	1.48	(0.33)		(0.11)

Less distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.17)	(0.19)	(0.21	)(a)	(0.19)
Distributions from net realized gains	(0.34)		(0.10)	(0.48)	—	(0.70)		(0.81)
Total distributions	(0.46)		(0.33)	(0.65)	(0.19)	(0.91)		(1.00)

Net asset value at end of period	$10.40		$10.70	$11.01	$10.47	$9.18		$10.42

Total return (b)	1.31	%(c)	0.43%	11.79%	16.30%	(2.56%)		(1.16%)

Net assets at end of period (000’s)	$57,739		$60,228	$67,725	$67,863	$95,846		$130,791

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.95	%(d)	0.95%	0.94%	0.84%	0.78%		0.77%

Ratio of net investment income to average net assets	2.12	%(d)	2.13%	1.74%	1.98%	2.30%		1.66%

Portfolio turnover rate	11	%(c)	17%	25%	18%	10%		40%

(a)	Includes a return of capital of less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2015
Net asset value at beginning of period	$10.69		$11.00	$10.46	$9.17	$10.40		$11.53

Income (loss) from investment operations:
Net investment income	0.10		0.18	0.17	0.17	0.19		0.15
Net realized and unrealized gains (losses) on investments	0.04		(0.19)	1.00	1.29	(0.53)		(0.31)
Total from investment operations	0.14		(0.01)	1.17	1.46	(0.34)		(0.16)

Less distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.15)	(0.17)	(0.19	)(a)	(0.16)
Distributions from net realized gains	(0.34)		(0.10)	(0.48)	—	(0.70)		(0.81)
Total distributions	(0.45)		(0.30)	(0.63)	(0.17)	(0.89)		(0.97)

Net asset value at end of period	$10.38		$10.69	$11.00	$10.46	$9.17		$10.40

Total return (b)	1.09	%(c)	0.18%	11.55%	16.06%	(2.70%)		(1.56%)

Net assets at end of period (000’s)	$14,356		$14,495	$14,803	$15,321	$14,880		$21,272

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.20	%(d)	1.20%	1.19%	1.09%	1.03%		1.02%

Ratio of net investment income to average net assets	1.87	%(d)	1.88%	1.49%	1.70%	2.05%		1.37%

Portfolio turnover rate	11	%(c)	17%	25%	18%	10%		40%

(a)	Includes a return of capital of less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 2020 (Unaudited)

1. Organization

Kempner Multi-Cap Deep Value Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was reorganized into the Trust on April 28, 2017.

The investment objective of the Fund is to seek to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

The Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $500,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$59,353,476	$—	$—	$59,353,476
Money Market Funds	11,891,925	—	—	11,891,925
Total	$71,245,401	$—	$—	$71,245,401

Refer to the Fund’s Schedule of Investments for a listing of securities by industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended January 31, 2020.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund intends to declare and distribute net investment income dividends on a quarterly basis. In addition, the Fund will declare and distribute net realized capital gains, if any, on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the periods ended January 31, 2020 and July 31, 2019 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
1/31/2020	$1,880,576	$1,203,447	$3,084,023
7/31/2019	$2,075,676	$221,472	$2,297,148

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2020:

Tax cost of portfolio investments	$69,538,063
Gross unrealized appreciation	$8,700,178
Gross unrealized depreciation	(6,992,840)
Net unrealized appreciation	1,707,338
Accumulated ordinary income	48,035
Other gains	2,750,600
Accumulated earnings	$4,505,973

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended January 31, 2020, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $7,120,708 and $11,419,064, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Kempner Capital Management, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.59% of average daily net assets.

The Adviser has agreed contractually, until at least December 1, 2020, to reduce its advisory fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% and 1.30% of average daily net assets for Institutional Class and Investor Class shares, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 1, 2020, the agreement to limit expenses of the Fund may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Investment Advisory Agreement is terminated. During the six months ended January 31, 2020, the Adviser did not reduce its advisory fees or reimburse other expenses of the Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of the Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and/or the Distributor.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the six months ended January 31, 2020, Investor Class shares of the Fund incurred $18,360 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of January 31, 2020, the following shareholders owned of record 25% or more of the outstanding shares of each class of the Fund:

NAME OF RECORD OWNERS	% Ownership
Institutional Class
SEI Private Trust Company (for the benefit of its customers)	99%
Investor Class
SEI Private Trust Company (for the benefit of its customers)	48%
Morgan Stanley Smith Barney LLC (for the benefit of its customers)	42%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

KEMPNER MULTI-CAP DEEP VALUE FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (August 1, 2019) and held until the end of the period (January 31, 2020).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

KEMPNER MULTI-CAP DEEP VALUE FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual	$1,000.00	$ 1,013.10	0.95%	$4.81
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.36	0.95%	$4.82
Investor Class
Based on Actual	$1,000.00	$ 1,010.90	1.20%	$6.07
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.10	1.20%	$6.09

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

KEMPNER MULTI-CAP DEEP VALUE FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. These filings are available upon request by calling 1-800-665-9778. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

KEMPNER MULTI-CAP DEEP VALUE FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Agreement with Kempner Capital Management, Inc. (the “Adviser”) for a renewed one-year term (the “Agreement”). The Board approved the Agreement at an in-person meeting held on October 21-22, 2019, at which all of the Trustees were present.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel. In deciding whether to approve the continuation of the Agreement, the Board recalled its review of the materials related to the Fund and the Adviser throughout the preceding 12 months and its numerous discussions with Trust management and the Adviser about the operations and performance of the Funds during that period. The Board further considered those materials and discussions and numerous other factors, including:

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception, the Adviser’s compliance policies and procedures, and its compliance program. After reviewing the foregoing information and further information in a memorandum from the Adviser (e.g., descriptions of its business and Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser were satisfactory and adequate for the Fund.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, custom peer group and related Morningstar category. The Board noted that the Fund had outperformed its custom peer group’s average performance for the one- and three-year periods, underperformed its custom peer group’s median performance for the one-year period and the peer group’s average and median performance for the five- and ten-year periods, and matched the custom’s peer group median performance for the three-year period. The Board noted that the Fund outperformed its Morningstar category’s (Large Cap Value Category Under $100 million, True No-Load) average performance for the three-year period, and underperformed the median and average performance for the one-, five-, and ten-year periods and the median performance for the three-year period. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. The Board indicated that the Adviser had satisfactorily explained its performance results for the Fund. Following discussion of the investment performance of the Fund and its performance relative to its Morningstar category, the Adviser’s experience in managing a mutual fund and separate accounts, its historical investment performance, and other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided, and profits realized by the Adviser, and its affiliates from its relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operations; the education and experience of its personnel; compliance program, policies, and procedures; financial condition and the level

KEMPNER MULTI-CAP DEEP VALUE FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

of commitment to the Fund, and, generally, the Adviser’s advisory business; the asset level of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board considered the Adviser’s expense limitation agreement and considered the Adviser’s past fee reductions and expense reimbursements for the Fund. The Board further took into account the Adviser’s commitment to continue the Adviser’s expense limitation agreement until at least December 1, 2020.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the potential for it to receive research, statistical, or other services from the Fund’s trades. The Board compared the Fund’s advisory fee and overall expense ratio to the average advisory fees and average expense ratios for its custom peer group and Morningstar category. The Board noted that the 0.59% advisory fee for the Fund is above the average and below the median for the Fund’s custom peer group, and below the average and median of funds of similar size and structure in the Fund’s Morningstar category (Large Cap Value Category Under $100 million, True No-Load). The Board further noted that the overall annual expense ratio of 0.95% for the Fund is above the average and median for the Fund’s custom peer group, but below that of its Morningstar category. The Board also considered the fee charged by the Adviser to its other accounts that have a substantially similar strategy as the Fund and considered the similarities and differences of services received by such other accounts as compared to the services received by the Fund. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees payable by the Fund. The Board further considered the investment strategy and style used by the Adviser in managing the portfolio of the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee paid to the Adviser by the Fund is fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Fund’s fee arrangements with the Adviser involve both the advisory fee and the Adviser’s expense limitation agreement. The Board determined that while the advisory fee remained the same as asset levels increased, the shareholders of the Fund have experienced benefits in the past from the Adviser’s expense limitation agreement and could experience benefits in the future if the Fund’s assets decline. Following further discussion of the Fund’s asset level, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would continue to provide benefits. The Board also determined that the fee arrangements were fair and reasonable in relation to the nature and quality of services being provided by the Adviser, given the Fund’s projected asset levels for the next year.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s trading policies, procedures, and performance in seeking best execution for its clients, including the Fund. The Board also considered the historical portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the process by which the Adviser evaluates best execution; the

KEMPNER MULTI-CAP DEEP VALUE FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund, the Adviser’s process for allocating trades among its different clients, and the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board found for the Fund that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

After further discussion of the factors noted above and in reliance on the information provided by the Adviser and Trust Management, and taking into account the totality of all the factors discussed and information presented, the Board indicated its desire to approve the Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Agreement was in the best interests of the Fund and its shareholders.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE KEMPNER MULTI-CAP DEEP VALUE FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-665-9778

Who we are
Who is providing this notice?	Kempner Multi-Cap Deep Value Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Kempner Capital Management, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

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Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	March 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	March 25, 2020

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	March 25, 2020

*	Print the name and title of each signing officer under his or her signature.